OLSTEIN ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 93.8%
Advertising Agencies - 1.6%
Omnicom Group, Inc. (a)	159,000	$11,521,140

Aerospace & Defense - 2.2%
L3Harris Technologies, Inc.	36,000	7,928,640
Raytheon Technologies Corporation	92,000	7,908,320

		15,836,960

Air Delivery & Freight Services - 2.8%
FedEx Corporation	52,000	11,403,080
United Parcel Service, Inc. - Class B	51,000	9,287,100

		20,690,180

Airlines - 3.1%
Delta Air Lines, Inc. (b)	244,000	10,396,840
JetBlue Airways Corporation (b)	528,200	8,076,178
Southwest Airlines Company (b)	81,000	4,165,830

		22,638,848

Auto Manufacturers - 1.4%
General Motors Company (b)	195,000	10,278,450

Automobiles - 0.6%
Winnebago Industries, Inc. (a)	65,200	4,723,740

Beverages - 0.6%
Keurig Dr. Pepper, Inc.	124,000	4,235,840

Building Products - 1.1%
Carrier Global Corporation	152,000	7,867,520

Capital Markets - 1.3%
Goldman Sachs Group, Inc.	24,500	9,261,735

Chemicals - 2.5%
Corteva, Inc.	262,000	11,024,960
Eastman Chemical Company	76,000	7,656,240

		18,681,200

Commercial Banks - 5.8%
Citizens Financial Group, Inc.	180,750	8,491,635
Fifth Third Bancorp (a)	214,000	9,082,160
Prosperity Bancshares, Inc.	73,539	5,230,829
U.S. Bancorp	160,000	9,510,400
Wells Fargo & Company	218,000	10,117,380

		42,432,404

Commercial Services - 1.5%
Moody’s Corporation	14,500	5,149,095
S&P Global, Inc. (a)	13,000	5,523,570

		10,672,665

Communications Equipment - 1.7%
Cisco Systems, Inc.	225,000	12,246,750

Computers - 2.0%
Apple, Inc.	67,000	9,480,500
Western Digital Corporation (a)(b)	94,000	5,305,360

		14,785,860

Consumer Finance - 2.7%
American Express Company	33,000	5,528,490
Equifax, Inc.	34,500	8,742,990
MasterCard, Inc. - Class A	7,500	2,607,600
Visa, Inc. - Class A (a)	15,000	3,341,250

		20,220,330

Containers & Packaging - 1.1%
WestRock Company	168,000	8,371,440

Distributors - 1.0%
LKQ Corporation (a)(b)	151,000	7,598,320

Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. - Class B (b)	32,000	8,734,080
Invesco Ltd. (c)	444,812	10,724,417

		19,458,497

E-Commerce - 1.4%
eBay, Inc.	146,000	10,171,820

Electrical Equipment - 1.0%
Generac Holdings, Inc. (b)	17,750	7,253,892

Electronics - 1.8%
Keysight Technologies, Inc. (b)	22,000	3,614,380
Sensata Technologies Holding PLC (b)(c)	171,210	9,368,611

		12,982,991

Energy Equipment & Services - 1.2%
Schlumberger Ltd. (c)	287,000	8,506,680

Food & Drug Retailers - 4.5%
CVS Health Corporation	177,000	15,020,220
Walgreens Boots Alliance, Inc.	380,500	17,902,525

		32,922,745

Food Products - 0.3%
Hormel Foods Corporation	62,000	2,542,000

Health Care Equipment & Supplies - 6.5%
Baxter International, Inc.	127,000	10,214,610
Becton, Dickinson and Company	49,000	12,045,180
Hologic, Inc. (b)	75,810	5,595,536
Medtronic PLC (c)	68,000	8,523,800
Zimmer Biomet Holdings, Inc. (a)	80,400	11,767,344

		48,146,470

Health Care Providers & Services - 2.8%
Quest Diagnostics Inc.	60,000	8,718,600
UnitedHealth Group, Inc.	17,500	6,837,950
Universal Health Services, Inc. - Class B	37,000	5,119,690

		20,676,240

Hotels, Restaurants & Leisure - 0.9%
Booking Holdings, Inc. (b)	2,725	6,468,796

Household Durables - 1.3%
Mohawk Industries, Inc. (b)	53,000	9,402,200

Household Products - 1.7%
Kimberly-Clark Corporation (a)	47,000	6,224,680
Reynolds Consumer Products, Inc. (a)	221,400	6,053,076

		12,277,756

Industrial Equipment Wholesale - 1.3%
WESCO International, Inc. (b)	82,700	9,536,964

Insurance - 3.4%
Aon PLC - Class A (c)	9,000	2,571,930
Marsh & McLennan Companies, Inc.	27,000	4,088,610
Travelers Companies, Inc.	51,000	7,752,510
Willis Towers Watson PLC (c)	45,000	10,460,700

		24,873,750

Interactive Media & Services - 1.3%
Facebook, Inc. - Class A (b)	28,000	9,502,920

Internet Software & Services - 0.9%
Alphabet, Inc. - Class C (b)	2,400	6,396,744

IT Services - 0.7%
Automatic Data Processing, Inc.	26,500	5,297,880

Machinery - 3.0%
Cummins, Inc.	33,000	7,410,480
Stanley Black & Decker, Inc.	53,000	9,291,430
Timken Company	86,650	5,668,643

		22,370,553

Materials - 0.8%
Axalta Coating Systems Ltd. (b)(c)	205,950	6,011,681

Media - 5.9%
Comcast Corporation - Class A	168,000	9,396,240
Discovery, Inc. - Class C (b)	547,800	13,295,106
ViacomCBS, Inc. - Class B	297,000	11,734,470
Walt Disney Company (b)	55,000	9,304,350

		43,730,166

Multiline Retail - 1.2%
Dollar Tree, Inc. (b)	92,000	8,806,240

Pharmaceuticals - 1.4%
Johnson & Johnson	64,000	10,336,000

Real Estate Management & Development - 2.1%
CBRE Group, Inc. - Class A (b)	72,000	7,009,920
Jones Lang LaSalle, Inc. (a)(b)	32,700	8,112,543

		15,122,463

Restaurants - 4.1%
Cracker Barrel Old Country Store, Inc.	50,235	7,024,862
Denny’s Corporation (b)	530,070	8,661,344
Dine Brands Global, Inc. (b)	106,600	8,656,986
McDonald’s Corporation	24,000	5,786,640

		30,129,832

Semiconductors & Semiconductor Equipment - 3.1%
Intel Corporation	221,000	11,774,880
Kulicke and Soffa Industries, Inc. (a)	127,000	7,401,560
Texas Instruments, Inc.	20,000	3,844,200

		23,020,640

Software - 2.7%
Microsoft Corporation	19,000	5,356,480
Oracle Corporation	63,000	5,489,190
SS&C Technologies Holdings, Inc.	129,000	8,952,600

		19,798,270

Specialty Retail - 0.7%
Lowe’s Companies, Inc.	27,000	5,477,220

Telecommunications - 1.3%
Corning, Inc.	269,034	9,817,051

Textiles, Apparel & Luxury Goods - 0.9%
Tapestry, Inc.	182,450	6,754,299

TOTAL COMMON STOCKS (Cost $516,631,581)		689,856,142

SHORT-TERM INVESTMENT - 6.9%
Money Market Deposit Account - 6.9%
U.S. Bank N.A., 0.01% (d)
Total Money Market Deposit Account	50,625,990	50,625,990

TOTAL SHORT-TERM INVESTMENT (Cost $50,625,990)		50,625,990

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 10.5%
Investment Company- 10.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (e)
Total Investment Company	77,409,850	77,409,850

TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $77,409,850)		77,409,850

TOTAL INVESTMENTS - 111.2%
(Cost $644,667,421)		817,891,982
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.2)%		(82,325,471)

TOTAL NET ASSETS - 100.0%		$735,566,511

PLC - Public Limited Company
(a)	All or a portion of this security was out on loan at September 30, 2021. Total loaned securities had a value of $74,535,209 at September 30, 2021.
(b)	Non-income producing security.
(c)	U.S. Dollar-denominated foreign security.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of September 30, 2021.

(e)	The rate quoted is the annualized seven-day yield for the Fund as of September 30, 2021.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2021:

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$689,856,142	$—	$—	$689,856,142
Short-Term Investment	—	50,625,990	—	—	50,625,990
Investment Purchased with the Cash Proceeds From Securities Lending*	77,409,850		—	—	77,409,850

Total Investments in Securities	$77,409,850	$740,482,132	$—	$—	$817,891,982

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

Refer to Schedule of Investments for further information on the classification of investments.